Group structure - Summary of fair value of the identifiable assets acquired and liabilities (Details)		6 Months Ended	12 Months Ended
	Jul. 01, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Jul. 10, 2023 $ / shares	Oct. 03, 2022 BRL (R$)	Aug. 15, 2022	Feb. 25, 2022	Jan. 06, 2022 BRL (R$) R$ / shares shares
Disclosure of subsidiaries [line items]
Proceeds from SPAC issuance of shares			R$ 0	R$ 0	R$ 1,134,797,000
Equity (iv)			268,015,000
Habitat Capital Partners
Disclosure of subsidiaries [line items]
Cash on subsidiaries		R$ 275,000	275,000
Financial Assets At Amortized Cost Accounts Receivable On Subsidiaries		4,977,000	4,977,000
Securities on Subsidiaries		240,000	240,000
Property and equipment on subsidiaries		251,000	251,000
Other assets on subsidiaries		1,063,000	1,063,000
Total assets on subsidiaries		6,806,000	6,806,000
Taxes and social security obligations on subsidiaries		(1,424,000)	(1,424,000)
Other liabilities on subsidiaries		(66,000)	(66,000)
Total identifiable net assets at fair value on subsidiaries		5,316,000	5,316,000
Goodwill arising on acquisition of subsidiaries	R$ 60,037,000
Contingent consideration of subsidiaries	12,937,000
Purchase consideration transferred of subsidiaries		65,353,000	65,353,000
Subsidiary acquisition percentage									100.00%
Amount paid for the acquision of the subsidiary to date	52,416,000
BTR Administração e Corretagem de Seguros S.A.
Disclosure of subsidiaries [line items]
Subsidiary acquisition percentage								100.00%
Purchase consideration transferred							R$ 1,254,000
XPAC Acquisition Corp.
Disclosure of subsidiaries [line items]
Business Acquisition per share price | $ / shares						$ 250
XPAC Acquisition Corp. | Class B Common Shares
Disclosure of subsidiaries [line items]
Equity interests of issuer (in shares)						4,400,283
XPAC Acquisition Corp. | Private placement warrants
Disclosure of subsidiaries [line items]
Equity interests of issuer (in shares)						4,261,485,000
XPAC Acquisition Corp. | Class A ordinary Shares
Disclosure of subsidiaries [line items]
Equity interests of issuer (in shares)						4,261,485,000
Banco Modal S.A.
Disclosure of subsidiaries [line items]
Cash on subsidiaries	770,887,000
Financial Assets At Amortized Cost Accounts Receivable On Subsidiaries	4,295,122,000
Securities on Subsidiaries	765,000
Property and equipment on subsidiaries	39,532,000
Total identified assets	864,779,000
Identifiable intangible assets recognised as of acquisition date	67,663,000	389,950,000	389,950,000
Other assets on subsidiaries	751,682,000
Total assets on subsidiaries	5,925,651,000
Financial liabilities recognised as of acquisition date	4,667,146,000
Other liabilities on subsidiaries	(783,675,000)
Total Financial liabilities recognized as of acquisition date	5,450,821,000
Total identifiable net assets at fair value on subsidiaries	474,829,000
Goodwill arising on acquisition of subsidiaries	1,232,547,000									R$ 1,232,547,000
Purchase consideration transferred of subsidiaries	2,097,326,000
Fair value of Identified assets	(864,779,000)
Cash Acquired From Acquisition	770,887,000
Acquisition of subsidiaries, net cash acquired on subsidiaries	770,887,000
Additional amount paid for the installment referring to the acquired subsidiary										82,052,000
Purchase consideration transferred										R$ 2,097,326,000
Percentage of voting equity interests acquired										100.00%
Number of Issued shares acquired | shares										704,200,000
Equity interests of issuer (in shares)										18,717,771
Business Acquisition per share price | R$ / shares										R$ 112.05
Equity interests of acquirer										R$ 19,500,000
Revenue of acquiree since acquisition date		343,258,000
Profit (loss) of acquiree since acquisition date		93,611,000
Revenue of combined entity as if combination occurred at beginning of period			14,896,966,000
Profit (loss) of combined entity as if combination occurred at beginning of period			3,595,461,000
Banco Modal S.A. | Client Portfolios [Member]
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date	221,457,000
Banco Modal S.A. | Core Deposits
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date	134,273,000	134,273,000	134,273,000
Banco Modal S.A. | Trademarks
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date	29,909,000	29,909,000	29,909,000
Banco Modal S.A. | Software
Disclosure of subsidiaries [line items]
Identifiable intangible assets recognised as of acquisition date	R$ 4,311,000	4,311,000	4,311,000
Monte Bravo Holding JV S.A. And Blue3 S.A.And Ctrl+e Participações Ltda. [Member]
Disclosure of subsidiaries [line items]
Goodwill arising on acquisition of subsidiaries		537,671,000	537,671,000
Purchase consideration transferred of subsidiaries		834,743,000	834,743,000
Amount paid for the acquision of the subsidiary to date		R$ 45,000,000	R$ 45,000,000